SCHEDULE OF KEY MANAGEMENT PERSONNEL (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Related Parties
Short-term salary and fees	$ 379
Share based payments	900
Post-employment retirement benefits	39
Non-monetary benefits	21
Payments for legal services	180
Revaluation of financial liabilities at fair value	344
Payments for consultant services	566
Key management personnel compensation	$ 2,429